Expense Example {- Franklin Federal Limited-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Federal Limited-Term Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 291
3 years	465
5 years	654
10 years	1,201
Class A1
Expense Example:
1 year	281
3 years	434
5 years	601
10 years	1,085
Class R6
Expense Example:
1 year	39
3 years	159
5 years	290
10 years	673
Advisor Class
Expense Example:
1 year	42
3 years	167
5 years	302
10 years	$ 698